Document and Entity Information	Oct. 14, 2022
Cover [Abstract]
Entity Registrant Name	Nikola Corp
Amendment Flag	false
Entity Central Index Key	0001731289
Document Type	8-K
Document Period End Date	Oct. 14, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-38495
Entity Tax Identification Number	82-4151153
Entity Address, Address Line One	4141 E Broadway Road
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85040
City Area Code	(480)
Local Phone Number	666-1038
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	NKLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false